Sohu.com Limited Shareholders' Equity (Changyou 2019 Share Incentive Plan, Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 17, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 02, 2021	Aug. 26, 2019	Aug. 03, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 708	$ 4,939	$ 8,578
Changyou 2019 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted in period		2,136,040
Changyou [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted in period		8,020,504
Changyou [Member] | Share Options [Member] | Class A ordinary shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices of option granted	$ 0.01
Accrued fixed price, final	5.39
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Toal share based compensation expense		$ 500	2,200	3,900
Total value of share options vested		$ 3,000	$ 3,400	$ 2,600
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		four equal installments
Award vesting period		4 years
Share-based compensation expense		$ 3,000
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member] | Class A ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance							3,000,000
Share based compensation by share based payment arrangement options excercised exercise price per share	5.39
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member] | Class A ordinary shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award Options Not Exercisable in Period Conditionally Repurchased Price	5.39
Accrued fixed price, initial	5.39
Accrued fixed price, final	$ 5.39
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member] | Class A ordinary shares [Member] | Certain members of management and certain other employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options					600,000	1,909,000
Exercise prices of option granted					$ 0.01	$ 0.01